Related-Party and Party-in-Interest Transactions (Additional Information) (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of plan interest in master trust	$ 862,539	$ 798,508
Recordkeeping and investment management services fees paid	918	696
Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Recordkeeping and investment management services fees paid	$ 918	$ 696
Common Stock | Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of common shares held	231	253
Fair value of plan interest in master trust	$ 11,575	$ 17,260
Dividend received by Master Trust	$ 240	$ 251